As filed with the Securities and Exchange Commission on September 23, 2016

1933 Act Registration No. 333-201473
1940 Act Registration No. 811-22926

United States
Securities and Exchange Commission
Washington, D.C. 20549
Form N‑1A
Registration Statement Under the Securities Act of 1933	[ ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 67	[X]
and/or
Registration Statement Under the Investment Company Act of 1940	[ ]
Amendment No. 69	[X]
Elkhorn ETF Trust
(Exact name of registrant as specified in charter)

207 Reber Street, Suite 201
Wheaton, IL 60187
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (630) 355-4676

Benjamin T. Fulton
Elkhorn ETF Trust
207 Reber Street, Suite 201
Wheaton, IL 60187
(Name and Address of Agent for Service)
Copy to:
Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, Illinois 60603
It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on October 11, 2016 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 67
This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:
The Facing Sheet
The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 24, as it relates to the Elkhorn S&P MidCap Consumer Discretionary Portfolio, Elkhorn S&P MidCap Consumer Staples Portfolio, Elkhorn S&P MidCap Energy Portfolio, Elkhorn S&P MidCap Financials Portfolio, Elkhorn S&P MidCap Health Care Portfolio, Elkhorn S&P MidCap Industrials Portfolio, Elkhorn S&P MidCap Information Technology Portfolio, Elkhorn S&P MidCap Materials Portfolio and Elkhorn S&P MidCap Utilities Portfolio (the “Funds”), each a series of the Registrant, until October 11, 2016. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 24 under the Securities Act of 1933 as it relates to the Funds, filed on March 4, 2016, are incorporated by reference herein.
Signatures

Signatures
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on September 23, 2016.

Elkhorn ETF Trust

By:	/s/ Benjamin T. Fulton
Benjamin T. Fulton, Trustee

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title		Date

/s/ Benjamin T. Fulton	President and Chief Executive Officer			September 23, 2016
Benjamin T. Fulton

Bruce Howard*	Trustee	) )
		)	By:	/s/ Benjamin T. Fulton
Gregory D. Bunch*	Trustee	) )		Benjamin T. Fulton Attorney-In-Fact
		)		September 23, 2016
Jeffrey P. Helton*	Trustee	) )

)
*	An original power of attorney authorizing Graham Day, Benjamin T. Fulton and Philip L. Ziesemer to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.